Description of Organization and Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
HZO, Inc. and Subsidiaries
Description of Organization and Summary of Significant Accounting Policies
Impairment of long-lived assets	$ 0	$ 0